Earn-Out Liability (ADG Acquisition)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Earn-Out Liability (ADG Acquisition)
9	Earn-out liability (ADG Acquisition)

	2020	2019
	$	$

ADG Acquisition – earn-out	4,688,553	14,834,067
Less: Current portion of ADG Acquisition – earn-out	(4,688,553)	(7,529,962)

Non-current portion of ADG Acquisition – earn-out	-	7,304,105

A portion of the purchase price payable in respect of the ADG Acquisitions in 2019, specifically for SFL Radiology Holdings, LLC (Georgia business), was subject to an earn-out
(the ADG Acquisition –
earn-out
liability) based on its annualized revenues earned in the first two quarters of 2020 less certain costs including certain operating expenses, capital expenditures and incremental working capital. In accordance with the purchase agreement,
50
% of this liability was settled in the latter half of 2020 and the balance is expected to be settled in the first half of 2021.
The value of the ADG Acquisition –
earn-out
liability was estimated by management using a probability weighted valuation technique related to information including revenue and operating expenses; changes in the fair value of this liability are recognized in the consolidated statements of operations and comprehensive income (loss). Management estimated the fair value of the ADG Acquisition –
earn-out
liability as at May 31, 2019 at approximately $
14.7
 million based on a discount rate of approximately
7
% and management’s estimated probability weighted range of the ADG Acquisition –
earn-out
liability (it is considered a Level 3 liability as described in note 17; this liability was subsequently settled as noted below). An increase in the discount rate by
1.0
% point decreased the value of this liability by about $
0.2
 million and vice versa. Subsequently, the ADG Acquisition –
earn-out
liability estimate was revalued at approximately $
14.8
 million as at December 31, 2019. This liability was revalued at approximately $
9.4
 million based on a settlement reached pursuant to the terms of the purchase agreement in November 2020 with the representatives of the sellers of the Company’s Georgia business and the change in fair value was recognized in financial instruments revaluation in the consolidated statements of operations and comprehensive loss. Fifty percent of this liability was paid in November 2020 and the balance is to be paid in May 2021 pursuant to the process outlined in the related purchase agreement. During the twelve month period ended December 31, 2020, the Company recognized a gain of approximately $
5.5
 million due to changes in fair value of the ADG Acquisition –
earn-out
liability (2019 – loss of approximately $
0.1
million).